LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended				13 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014		Sep. 30, 2013	Mar. 31, 2014	Dec. 31, 2014		Jun. 30, 2014	Feb. 15, 2012	Feb. 28, 2014	Dec. 17, 2013	Jan. 31, 2015	Dec. 12, 2014	Mar. 18, 2008	Mar. 13, 2012	Apr. 18, 2012	Dec. 25, 2013	Dec. 25, 2014	Jun. 30, 2010
Schedule of Investments [Line Items]
Capital injection	$ 1,629		$ 4,112		$ 2,223
Dividend received from equity method investee	242		686
BEMC [Member]
Schedule of Investments [Line Items]
Ownership percentage	49.00%	[1]	49.00%	[1]		49.00%	[1]			49.00%	[1]
Registered capital																		2,119
Dividend received from equity method investee						495		1,401
Shibo Movie [Member]
Schedule of Investments [Line Items]
Ownership percentage		[2]	50.00%	[2]			[2]				[2]
Registered capital													1,558
Xinghe Union [Member]
Schedule of Investments [Line Items]
Ownership percentage			50.00%	[2]
Registered capital																			1,558
Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Ownership percentage	40.00%	[3]	40.00%	[3]		40.00%	[3]			40.00%	[3]
Registered capital																				1,605
AM Guangying [Member]
Schedule of Investments [Line Items]
Ownership percentage	38.00%	[4]	48.00%	[4]		38.00%	[4]			38.00%	[4]
Capital injection									1,629
Registered capital																					1,871
Capital contribution										2,520
Yunxing Chuangrong [Member]
Schedule of Investments [Line Items]
Ownership percentage	50.00%	[5]	50.00%	[5]		50.00%	[5]			50.00%	[5]
Registered capital															4,956
AM Jiaming [Member]
Schedule of Investments [Line Items]
Ownership percentage	49.00%	[6]		[6]		49.00%	[6]			49.00%	[6]
Ownership transferred												51.00%
Equity Method Investment, Net Sales Proceeds												53
Gain on disposal of interest												19
Qingdao AM [Member]
Schedule of Investments [Line Items]
Ownership percentage	49.00%	[7]		[7]		49.00%	[7]			49.00%	[7]
Registered capital																						1,607
Beijing Air Media Jiacheng Advertising Co Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage	30.00%	[8]		[8]		30.00%	[8]			30.00%	[8]
Registered capital																	4,849
China Eastern Media Corporation [Member] | BEMC [Member]
Schedule of Investments [Line Items]
Ownership percentage																		51.00%
Beijing NS Digital TV Co [Member] | Shibo Movie [Member]
Schedule of Investments [Line Items]
Ownership percentage													50.00%
Capital contribution													794
Asiaray [Member] | Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Ownership percentage																				40.00%
Guangxi Civil Aviation [Member] | Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Ownership percentage																				20.00%
Zhejiang Tianguang Diying Production Co., Ltd. [Member] | AM Guangying [Member]
Schedule of Investments [Line Items]
Ownership percentage																					52.00%
Qingdao International Airport Group Co [Member] | Qingdao AM [Member]
Schedule of Investments [Line Items]
Ownership percentage																						51.00%
Registered capital																						819
Beijing East Jiacheng Culture Media Co., Ltd [Member] | Beijing Air Media Jiacheng Advertising Co Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage																	70.00%
Registered capital																	3,394
The Group [Member]
Schedule of Investments [Line Items]
Investment loss														(164)
The Group [Member] | BEMC [Member]
Schedule of Investments [Line Items]
Ownership percentage																		49.00%
Dividend received from equity method investee						242		686
The Group [Member] | Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Ownership percentage																				40.00%
The Group [Member] | AM Guangying [Member]
Schedule of Investments [Line Items]
Ownership percentage																					48.00%
The Group [Member] | Yunxing Chuangrong [Member]
Schedule of Investments [Line Items]
Ownership percentage															50.00%
Capital contribution															2,478
The Group [Member] | Qingdao AM [Member]
Schedule of Investments [Line Items]
Ownership percentage																						49.00%
Registered capital																						788
The Group [Member] | Qingdao AM [Member] | Subsequent Event [Member]
Schedule of Investments [Line Items]
Capital injection																788
The Group [Member] | Beijing Air Media Jiacheng Advertising Co Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage																	30.00%
Registered capital	1,455					1,455				1,455							1,455
Period of capital contribution																	50 years
The Group [Member] | Zhangshangtong [Member]
Schedule of Investments [Line Items]
Cash consideration of cost method investment																							$ 367
Ownership percentage, cost method																							20.00%

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group.
[2]	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.
[3]	In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd. ("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan. Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.
[4]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2014. AM Guangying is mainly engaged in film production.
[5]	In December 2013, the Group entered into an agreement with Hainan Airlines Culture Co., Ltd. ("Hainan Airlines") to establish a joint venture, Yunxing Chuangrong. Yunxing Chuangrong was registered on December 17, 2013 with total contributed capital of $4,956. The Group and Hainan Airlines each contributed $2,478, representing 50% of the equity interest. Yunxing Chuangrong is established for its operation in the in-flight internet business.
[6]	In June 2014, the Group sold 51% equity interests in AM Jiaming to an individual with consideration of $53. The disposal gain of $19 was recognized in the year ended December 31, 2014. AM Jiaming was changed from a wholly-owned subsidiary to a 49% equity method investee of the Group.
[7]	In December 2014, the Group entered into an agreement with Qingdao International Airport Group Co., Ltd. ("Qingdao Airport") to establish a joint venture, Qingdao AM. Qingdao AM was registered on December 25, 2014 with total committed capital contribution of $1,607. The Group and Qingdao Airport each committed to contribute $788 and $819, respectively, representing 49% and 51% of the equity interest of Qingdao AM. The Group paid the whole capital injection of $788 to Qingdao AM in January 2015. Qingdao AM exclusively operates various media resources in Qingdao International Airport.
[8]	In December 2014, the Group entered into an agreement with Beijing East Culture Media Co., Ltd. ("East Jiacheng") to establish a joint venture, Jiacheng Advertising. Jiacheng Advertising was registered on December 12, 2014 with total committed capital contribution of $4,849. The Group and East Jiacheng each committed to contribute $1,455 and $3,394, respectively, representing 30% and 70% of the equity interest of Jiaming Advertising. As of December 31, 2014, the Group did not pay any capital into Jiacheng Advertising. The capital contribution shall be paid within 50 years which is permitted under current PRC laws. Jiacheng Advertising mainly operates digital TV media resources.